Annual Total Returns [BarChart] - Prospectus-Investor Class - Payden Floating Rate Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2014	1.41%
Annual Return 2015	2.11%
Annual Return 2016	6.73%
Annual Return 2017	2.82%
Annual Return 2018	0.31%
Annual Return 2019	8.49%
Annual Return 2020	1.72%